Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JANUS ASPEN SERIES
Entity Central Index Key	0000906185
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000028717
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Institutional Shares
Trading Symbol	JABLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
AssetsNet	$ 9,144,000,000
Holdings Count | Holding	727
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$9,144
Number of portfolio holdingsFootnote Reference#	727
Portfolio turnover rate	45%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000028716
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[2]
AssetsNet	$ 9,144,000,000
Holdings Count | Holding	727
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$9,144
Number of portfolio holdingsFootnote Reference#	727
Portfolio turnover rate	45%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000028721
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Institutional Shares
Trading Symbol	JAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[3]
AssetsNet	$ 1,918,000,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,918
Number of portfolio holdingsFootnote Reference#	83
Portfolio turnover rate	14%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000028720
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[4]
AssetsNet	$ 1,918,000,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,918
Number of portfolio holdingsFootnote Reference#	83
Portfolio turnover rate	14%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000028734
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	JAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[5]
AssetsNet	$ 619,000,000
Holdings Count | Holding	622
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$619
Number of portfolio holdingsFootnote Reference#	622
Portfolio turnover rate	101%
Weighted average maturity	6.13 Years
Effective duration	5.76 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000028733
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[6]
AssetsNet	$ 619,000,000
Holdings Count | Holding	622
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$619
Number of portfolio holdingsFootnote Reference#	622
Portfolio turnover rate	101%
Weighted average maturity	6.13 Years
Effective duration	5.76 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000028737
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Institutional Shares
Trading Symbol	JACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[7]
AssetsNet	$ 992,000,000
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$992
Number of portfolio holdings	36
Portfolio turnover rate	24%

C000028736
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[8]
AssetsNet	$ 992,000,000
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$992
Number of portfolio holdings	36
Portfolio turnover rate	24%

C000028730
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$41	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[9]
AssetsNet	$ 1,096,000,000
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,096
Number of portfolio holdings	120
Portfolio turnover rate	21%

C000028728
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$54	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[10]
AssetsNet	$ 1,096,000,000
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,096
Number of portfolio holdings	120
Portfolio turnover rate	21%

C000233309
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	JHISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[11]
AssetsNet	$ 13,000,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$13
Number of portfolio holdingsFootnote Reference#	58
Portfolio turnover rate	49%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000233310
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[12]
AssetsNet	$ 13,000,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$13
Number of portfolio holdingsFootnote Reference#	58
Portfolio turnover rate	49%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

C000028742
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Institutional Shares
Trading Symbol	JGLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$42	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.72%	[13]
AssetsNet	$ 1,869,000,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,869
Number of portfolio holdings	53
Portfolio turnover rate	31%

C000028740
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$56	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.97%	[14]
AssetsNet	$ 1,869,000,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,869
Number of portfolio holdings	53
Portfolio turnover rate	31%

C000028723
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Institutional Shares
Trading Symbol	JAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[15]
AssetsNet	$ 123,000,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$123
Number of portfolio holdings	74
Portfolio turnover rate	20%

C000028722
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$49	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[16]
AssetsNet	$ 123,000,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$123
Number of portfolio holdings	74
Portfolio turnover rate	20%

C000028747
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Institutional Shares
Trading Symbol	JAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$33	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[17]
AssetsNet	$ 853,000,000
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$853
Number of portfolio holdings	46
Portfolio turnover rate	33%

C000028745
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[18]
AssetsNet	$ 853,000,000
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$853
Number of portfolio holdings	46
Portfolio turnover rate	33%

C000028719
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[19]
AssetsNet	$ 784,000,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$784
Number of portfolio holdings	81
Portfolio turnover rate	27%

C000028718
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$53	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[20]
AssetsNet	$ 784,000,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$784
Number of portfolio holdings	81
Portfolio turnover rate	27%

[1]	Annualized for periods of less than one full year.
[2]	Annualized for periods of less than one full year.
[3]	Annualized for periods of less than one full year.
[4]	Annualized for periods of less than one full year.
[5]	Annualized for periods of less than one full year.
[6]	Annualized for periods of less than one full year.
[7]	Annualized for periods of less than one full year.
[8]	Annualized for periods of less than one full year.
[9]	Annualized for periods of less than one full year.
[10]	Annualized for periods of less than one full year.
[11]	Annualized for periods of less than one full year.
[12]	Annualized for periods of less than one full year.
[13]	Annualized for periods of less than one full year.
[14]	Annualized for periods of less than one full year.
[15]	Annualized for periods of less than one full year.
[16]	Annualized for periods of less than one full year.
[17]	Annualized for periods of less than one full year.
[18]	Annualized for periods of less than one full year.
[19]	Annualized for periods of less than one full year.
[20]	Annualized for periods of less than one full year.